S000028702 [Member] Expense Example, No Redemption - Variable Portfolio - Moderate Portfolio	Dec. 31, 2025 USD ($)
Variable Portfolio - Moderate Portfolio Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
Variable Portfolio - Moderate Portfolio Class 4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
Variable Portfolio - Moderate Portfolio Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	$ 883